Exhibit 99.1

Nissan Master Owner Trust Receivables

Series 2019-A Notes

Sample Receivable Agreed-Upon Procedures

Report To:

Nissan Wholesale Receivables Corporation II

Nissan Motor Acceptance Corporation

25 February 2019

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Nissan Wholesale Receivables Corporation II

Nissan Motor Acceptance Corporation

One Nissan Way

Franklin, Tennessee 37067

Re:	Nissan Master Owner Trust Receivables (the “Issuing Entity”)
Series 2019-A Notes (the “Notes”)
Sample Receivable Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Nissan Wholesale Receivables Corporation II (the “Depositor”), Nissan Motor Acceptance Corporation (the “Sponsor”), Merrill Lynch, Pierce, Fenner & Smith Incorporated (“BofA Merrill Lynch”), Mizuho Securities USA LLC (“Mizuho”), TD Securities (USA) LLC (“TD Securities”) and Wells Fargo Securities, LLC (“Wells Fargo,” together with the Depositor, Sponsor, BofA Merrill Lynch, Mizuho and TD Securities, the “Specified Parties”), solely to assist the Depositor with respect to certain information relating to a revolving pool of receivables (the “Receivables”) arising from time to time in connection with the purchase and financing by retail motor vehicle dealers (the “Dealers”) of their new, pre-owned, and used automobile and light-duty truck inventory, pursuant to certain floorplan financing accounts (the “Accounts”) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:

a.	Electronic data files:

i.

Labeled “Dealer Summary-Floorplan_01312019.CSV” and the corresponding record layout and decode information (the “Preliminary Summary Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to a pool of floorplan financing accounts (the “Preliminary Accounts”) with certain retail motor vehicle dealers (the “Preliminary Dealers”) as of the close of business on 31 January 2019 (the “Statistical Cut-Off Date”) that the Sponsor, on behalf of the Depositor, indicated are expected to be representative of the Accounts and Dealers, respectively,

ii.

Labeled “Dealer Summary Detail_01312019.CSV” and the corresponding record layout and decode information (the “Preliminary Detail Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to a revolving pool of receivables (the “Preliminary Receivables”) corresponding to the Preliminary Accounts as of the Statistical Cut-Off Date that the Sponsor, on behalf of the Depositor, indicated are expected to be representative of the Receivables,

iii.

Labeled “Dealer Summary-Floorplan_01312019 AFTER Repurchasesv2.csv” and the corresponding record layout and decode information (the “Statistical Summary Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to a pool of floorplan financing accounts (the “Statistical Accounts”) with certain retail motor vehicle dealers (the “Statistical Dealers”) as of the Statistical Cut-Off Date that the Sponsor, on behalf of the Depositor, indicated are expected to be representative of the Accounts and Dealers, respectively, and

iv.

Labeled “Dealer Summary Detail_01312019 AFTER Repurchases.csv” and the corresponding record layout and decode information (the “Statistical Detail Data File,” together with the Preliminary Summary Data File, Preliminary Detail Data File and Statistical Summary Data File, the “Provided Data Files”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to a revolving pool of receivables (the “Statistical Receivables”) corresponding to the Statistical Accounts as of the Statistical Cut-Off Date that the Sponsor, on behalf of the Depositor, indicated are expected to be representative of the Receivables,

b.

A schedule (the “Class Code Mapping Schedule”) that the Sponsor, on behalf of the Depositor, indicated contains decode information relating to the class code, as shown on the Preliminary Data File (as defined in Attachment A), corresponding to the vehicle age classification, as shown on the Monthly Billing Statement (as defined herein),

c.	Imaged copies of the:

i.	Monthly summary billing statement from the Sponsor’s electronic servicing and processing system (the “Monthly Billing Statement”),
ii.	Dealer summary balance report from the Sponsor’s electronic servicing and processing system (the “Dealer Summary Balance Report”) and

iii.

Automotive wholesale financing and security agreement, lease plan financing and security agreement, articles of amendment, motor vehicle inventory financing agreement, modification of wholesale loan documents, notification of address change and security agreement and pledge of overland express sweep account or other related documents (collectively and as applicable, the “Contract,” together with the Monthly Billing Statement and Dealer Summary Balance Report, the “Source Documents”)

that the Sponsor, on behalf of the Depositor, indicated relate to each Sample Receivable (as defined in Attachment A),

d.

The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File and Statistical Data File (as defined in Attachment A), which is shown on Exhibit 1 to Attachment A, and

e.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing, observing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Provided Data Files, Class Code Mapping Schedule, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Preliminary Data File and Statistical Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Provided Data Files, Class Code Mapping Schedule, Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Receivables, Statistical Receivables, Receivables, Preliminary Dealers, Statistical Dealers, Dealers, Preliminary Accounts, Statistical Accounts or Accounts, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,

ii.	The value of the collateral securing the Receivables,

iii.	Whether the originator of the Receivables complied with federal, state or local laws or regulations or

iv.

Any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

25 February 2019

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.

As instructed by the Sponsor, on behalf of the Depositor, we combined the information on the Preliminary Summary Data File and Preliminary Detail Data File. The Preliminary Summary Data File and Preliminary Detail Data File, as combined, are hereinafter referred to as the “Preliminary Data File.”

2.

As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 125 Preliminary Receivables from the Preliminary Data File (the “Sample Receivables”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Receivables or the methodology they instructed us to use to select the Sample Receivables from the Preliminary Data File.

For the purpose of the procedures described in this report, the 125 Sample Receivables are referred to as Sample Receivable Numbers 1 through 125.

3.	For each Sample Receivable, we:

a.

Compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

b.

Observed that the corresponding Contract contained a signature in the dealer signature section of such Contract. We performed no procedures to determine the validity of the signature contained in the dealer signature section of such Contract.

4.

As instructed by the Sponsor, on behalf of the Depositor, we combined the information on the Statistical Summary Data File and Statistical Detail Data File. The Statistical Summary Data File and Statistical Detail Data File, as combined, are hereinafter referred to as the “Statistical Data File.”

Attachment A Page 2 of 2

5.

For each receivable on the Preliminary Data File and Statistical Data File, we compared the account number (each, an “Account Number”), as shown on the Preliminary Data File, to the corresponding Account Number, as shown on the Statistical Data File, and noted that:

a.	All of the Statistical Receivables included on the Statistical Data File were included on the Preliminary Data File,

b.	28 of the Preliminary Receivables included on the Preliminary Data File were not included on the Statistical Data File (the “Removed Preliminary Receivables”) and

c.	One of the Removed Preliminary Receivables was a Sample Receivable (the “Removed Sample Receivable”).

The Removed Sample Receivable was Sample Receivable Number 5.

6.

For the 124 remaining Sample Receivables on the Statistical Data File, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information on the Statistical Data File. Except for the information shown on Exhibit 3 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note(s)

Account number	ACCOUNT_NUMBER	Monthly Billing Statement and Dealer Summary Balance Report	i.

Dealer name	NAME	(a) Monthly Billing Statement and Dealer Summary Balance Report or (b) Contract, Monthly Billing Statement and Dealer Summary Balance Report	ii., iii.

Dealer state	DEALER_STATE	Monthly Billing Statement

VIN	VIN	Monthly Billing Statement

Origination date	INVOICE_DATE	Monthly Billing Statement

Vehicle year	YEAR	Monthly Billing Statement

Original balance	ORIGINAL_BALANCE	Monthly Billing Statement

Current balance	CURRENT_BALANCE	Monthly Billing Statement

Vehicle age classification	CLASS_CODE	Monthly Billing Statement	iv.

Annual percentage rate	ALL-IN	Monthly Billing Statement

Dealer’s current balance	GROSS_PRINCIPAL_BALANCE	Monthly Billing Statement and Dealer Summary Balance Report

Commitment amount	COMMITMENT	Monthly Billing Statement and Dealer Summary Balance Report

CMA balance	CMA_BALANCE	Dealer Summary Balance Report	v.

Margin	MARGIN	Monthly Billing Statement and recalculation	vi.

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the dealer name Sample Characteristic, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to truncation, abbreviation or punctuation.

Exhibit 1 to Attachment A

Notes: (continued)

iii.

For the purpose of comparing the dealer name Sample Characteristic for each Sample Receivable (except for Sample Receivable Numbers 69, 78 and 81), the Sponsor, on behalf of the Depositor, instructed us to use the Monthly Billing Statement and Dealer Summary Balance Report as the Source Documents.

For the purpose of comparing the dealer name Sample Characteristic for Sample Receivable Numbers 69, 78 and 81, the Sponsor, on behalf of the Depositor, instructed us to note agreement with the dealer name, as shown on the Preliminary Data File, if the alternative dealer name, as shown on the Contract, agrees to the corresponding dealer name, as shown on the Monthly Billing Statement and Dealer Summary Balance Report.

iv.

For the purpose of comparing the vehicle age classification Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to use the decode information shown on the Class Code Mapping Schedule.

v.

For the purpose of comparing the CMA balance Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to compare the absolute value of the CMA balance, as shown on the Preliminary Data File, to the corresponding information shown on the Dealer Summary Balance Report.

vi.	For the purpose of comparing the margin Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to:

a.	Recalculate the margin as the difference between:

(1)	The annual percentage rate, as shown on the Monthly Billing Statement, and

(2)	The rate, as shown in the decode table below, corresponding to the prime code, as shown on the Preliminary Data File, and

b.	Ignore differences of +/- 0.0001% or less.

Prime Code	Rate
Prime (NPT)	5.50%
Incentive (NYT)	5.25%
LIBOR (LRT)	2.50269%

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Sample Receivables Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

21	Vehicle age classification	New Nissan	<blank>

25	Annual percentage rate	4.75%	4.7526%

40	Annual percentage rate	4.00%	4.0026%

41	Annual percentage rate	4.00%	4.0026%

42	Annual percentage rate	4.00%	4.0026%

50	Annual percentage rate	4.00%	4.0026%

59	Annual percentage rate	4.10%	4.1026%

74	Annual percentage rate	4.40%	4.4026%

76	Annual percentage rate	4.40%	4.4026%

79	Annual percentage rate	4.00%	4.0026%

104	Dealer name	0	JLE Auto Group, LLC
	Dealer state	<blank>	MA
	Annual percentage rate	4.10%	4.1026%

108	Annual percentage rate	4.90%	4.9026%

109	Annual percentage rate	4.90%	4.9026%

117	Annual percentage rate	4.00%	4.0026%

Exhibit 3 to Attachment A

Sample Characteristic Differences

Between the Preliminary Data File and Statistical Data File

Sample Receivable Number	Sample Characteristic	Preliminary Data File Value	Statistical Data File Value	Note

25	Annual percentage rate	4.75%	4.75269%	i.

40	Annual percentage rate	4.00%	4.00269%	i.

41	Annual percentage rate	4.00%	4.00269%	i.

42	Annual percentage rate	4.00%	4.00269%	i.

50	Annual percentage rate	4.00%	4.00269%	i.

59	Annual percentage rate	4.10%	4.10269%	i.

74	Annual percentage rate	4.40%	4.40269%	i.

76	Annual percentage rate	4.40%	4.40269%	i.

79	Annual percentage rate	4.00%	4.00269%	i.

104	Dealer name	0	Dartmouth Nissan
	Dealer state	<blank>	MA
	Annual percentage rate	4.10%	4.10269%	i.

108	Annual percentage rate	4.90%	4.90269%	i.

109	Annual percentage rate	4.90%	4.90269%	i.

117	Annual percentage rate	4.00%	4.00269%	i.

Exhibit 3 to Attachment A

Note:

i.

The Sponsor, on behalf of the Depositor, indicated the annual percentage rate values on the Preliminary Data File were truncated in error and that they have subsequently updated the corresponding information on the Statistical Data File. We performed no procedures to determine the accuracy, completeness or reasonableness of the information provided by the Sponsor, on behalf of the Depositor.